Employee Benefit Plans (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Contributions to employee benefit plan	¥ 39.9	¥ 26.9	¥ 89.0
Ongoing obligation to employees subsequent to contributions to employee benefit plans	¥ 0.0